INCOME TAXES	12 Months Ended
Sep. 30, 2014
INCOME TAXES
INCOME TAXES

11.INCOME TAXES

Income tax expense for the years ended September 30, 2014, 2013 and 2012 is summarized as follows:

	2014	2013	2012
Current expense:
Federal	$2,918,682	$3,075,524	$2,614,954
State	742,100	624,000	527,100
Deferred expense	1,571,801	1,097,072	1,121,173
Total	$5,232,583	$4,796,596	$4,263,227

Income tax expense differs from that computed at the federal statutory rate of 35% for the years ended September 30, 2014, 2013 and 2012 as follows:

	2014		2013		2012
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$5,693,081	35.0%	$5,111,979	35.0%	$4,932,520	35.0%
Non-taxable income from bank-owned life insurance	(323,014)	(2.0)%	(316,112)	(2.2)%	(350,563)	(2.5)%
Non-taxable interest and dividends	(281,570)	(1.7)%	(454,939)	(3.1)%	(517,512)	(3.7)%
State taxes, net of federal benefit	480,473	3.0%	405,600	2.8%	342,615	2.4%
Other, net	(336,387)	(2.1)%	50,068	0.3%	(143,833)	(0.9)%
Total	$5,232,583	32.2%	$4,796,596	32.8%	$4,263,227	30.3%

The components of deferred tax assets and liabilities at September 30, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets:
Allowance for loan losses	$6,923,146	$8,112,015
Stock-based compensation	602,588	886,437
Non-accrual interest	230,678	290,729
Deferred compensation	1,348,097	1,580,622
Equity investments	149,530	126,614
Unrealized losses on securities available for sale	16,064	15,654
Capital loss carryforward	144,082	—
Other	314,943	411,189
Gross deferred tax assets	9,729,128	11,423,260
Less: Valuation allowance	144,082	—
Deferred tax assets, net of valuation allowance	9,585,046	11,423,260

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	—	8,441
Premises and equipment	417,730	673,568
Other	16,161	18,705
Gross deferred tax liabilities	586,202	853,025
Net deferred tax assets	$8,998,844	$10,570,235

A valuation allowance should be provided on deferred tax assets when it is more likely than not that some portion of the assets will not be realized.  A valuation allowance was provided during the year ended September 30, 2014 for certain capital loss carryforwards that are projected to expire prior to their utilization.  The Company will continue to evaluate the potential future utilization of these items and will record an adjustment to the valuation allowance in the period a change is warranted.  A valuation allowance at September 30, 2013 was not provided because management believed that all criteria for recognition were met at that time to support the realization of the deferred tax assets.

Changes in the deferred tax valuation allowance for the years ended September 30, 2014, 2013, and 2012 were as follows:

	2014	2013	2012
Balance, beginning of year	$—	—	—
Increase in deferred tax asset valuation allowance charged to provision for income taxes	144,082	—	—
Balance, end of year	$144,082	—	—

At September 30, 2014, the Company had $138,000 of unrecognized tax benefits, $129,000 of which would affect the effective tax rate if recognized.  The Company recognizes interest related to uncertain tax positions in income tax expense and classifies such interest and penalties in the liability for unrecognized tax benefits.  As of September 30, 2014, the Company had approximately $9,000 accrued for the payment of interest and penalties.  The tax years ended September 30, 2011 through 2014 remain open to examination by the taxing jurisdictions to which the Company is subject.

The aggregate changes in the balance of gross unrecognized tax benefits for the year ended September 30, 2014, which excludes interest and penalties, are as follows:

Balance at September 30, 2013	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	32,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(32,000)
Balance at September 30, 2014	$129,000

Retained earnings at September 30, 2014 included earnings of approximately $4.1 million representing tax bad debt deductions, net of actual bad debts and bad debt recoveries, for which no provision for federal income taxes has been made.  If these amounts are used for any purpose other than to absorb loan losses, they will be subject to federal income taxes at the then prevailing corporate rate.